Variable interest entity ("VIE") (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Variable interest entity ("VIE")
Current assets	$ 32,521,714	$ 50,275,934
Property and equipment, net	4,395	10,121
Total assets	40,875,828	63,349,434
Total liabilities	(42,495,816)	(36,522,598)
Current liabilities:
Short-term loans - banks	782,073	1,245,489
Loans from third parties	0	500,000
Accounts payable	9,966,193	5,727,718
Other payable and accrued expenses	242,410	409,725
Other payables - related parties	3,229,948	2,264,566
Customer deposits	4,309,819	1,159,902
Customer deposits - related party	5,958	0
Taxes payable	1,034,421	399,276
Current liabilities of discontinued operations	17,826,470	16,260,602
Total current liabilities	38,697,292	32,735,590
Other liabilities:
Total other liabilities	3,798,524	3,787,008
Total liabilities	42,495,816	36,522,598
Summarized operating results of the VIE's
Operating revenues	80,498,435	24,248,765
Gross profit	2,997,018	2,029,237
(Loss) income from operations	(12,995,915)	(2,609,752)	$ (511,211)
Net (loss) income from continuing operations	(12,297,735)	(3,366,240)	(510,371)
Net (loss) income from discontinued operations	(34,785,232)	(1,033,293)	4,873,962
Net (loss) income	(47,082,967)	(4,399,533)	4,363,591
Less: Net (loss) income attributable to non-controlling interest from continuing operations	(1,473,448)	477,409
Net (loss) income attributable to non-controlling interest	(45,609,519)	(4,876,942)	4,363,591
VIEs
Variable interest entity ("VIE")
Total liabilities	(65,059,893)	(42,919,217)
Current liabilities:
Short-term loans - banks	782,073	1,245,489
Accounts payable	9,966,193	5,727,718
Other payable and accrued expenses	21,768	17,007
Other payables - related parties	1,483,634	2,879,867
Customer deposits	4,309,819	1,159,902
Customer deposits - related party	5,958	0
Taxes payable	1,034,421	399,276
Current liabilities of discontinued operations	21,759,683	28,120,679
Total current liabilities	39,363,549	39,549,938
Other liabilities:
Other liabilities of discontinued operations	25,696,344	3,369,279
Total other liabilities	25,696,344	3,369,279
Total liabilities	65,059,893	42,919,217
Summarized operating results of the VIE's
Operating revenues	80,498,435	24,248,765
Gross profit	2,997,018	2,029,237
(Loss) income from operations	(3,872,881)	1,242,103
Net (loss) income from continuing operations	(3,007,036)	974,302
Net (loss) income from discontinued operations	(33,789,915)		5,333,912
Net (loss) income	(36,796,951)	974,302	5,333,912
Less: Net (loss) income attributable to non-controlling interest from continuing operations	(1,473,448)	477,409
Net (loss) income attributable to non-controlling interest	(35,323,503)	496,893	$ 5,333,912
CQ Penglin
Variable interest entity ("VIE")
Current assets	31,673,532	48,347,542
Property and equipment, net	4,395	10,121
Other noncurrent assets	7,017,153	4,951,796
Total assets	38,695,080	53,309,459
Total liabilities	(65,059,893)	(42,919,217)
Net assets	(26,364,813)	10,390,242
Other liabilities:
Total liabilities	$ 65,059,893	$ 42,919,217
JMC
Summarized operating results of the VIE's
Percentage of after-tax net income payable to the company as service fee (as a percent)	51.00%
Percentage of losses obligated by the company to absorb (as a percent)	51.00%